Equity Method Based Investees - Summarized Financial Information, Operating Results Data (Detail) - Frontline [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Total revenues	$ 23,768	$ 27,795	$ 28,776
Gross profit	18,719	23,053	20,688
Net income	$ 6,890	$ 11,699	$ 11,538